COMMITMENTS AND CONTINGENCIES (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Operating Leases, Rent Expense	¥ 515	¥ 3,859	¥ 2,908
Beijing Origin Seeds Limited [Member] | Linze Origin [Member]
Share-based compensation arrangement by share-based payment award, compensation cost	¥ 23,700